Asbestos - Asbestos-Related Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD
Insurance [Abstract]
Asbestos liability - current	$ (134.5)		$ (135.0)
Asbestos liability - non-current	(1,571.7)		(1,558.7)
Asbestos liability - Total	(1,706.2)	(1,850.4)	(1,693.7)	(1,625.4)
Insurance receivable - current	28.0		22.2
Insurance receivable - non-current	198.1		209.4
Insurance receivable - Total	226.1	245.3	231.6	222.3
Workers' compensation asset - current	4.3		0.9
Workers' compensation asset - non-current	47.6		60.7
Workers' compensation liability - current	(4.3)		(0.9)
Workers' compensation liability - non-current	(47.6)		(60.7)
Workers' compensation - Total
Loan facility	(47.0)
Other net liabilities	(0.8)		(1.6)
Restricted cash and cash equivalents and restricted short-term investment assets of the AICF	60.3	65.5	133.5	128.1
Net AFFA liability	(1,467.6)		(1,330.2)
Deferred income taxes - current	16.5		18.6
Deferred income taxes - non-current	455.2		434.1
Deferred income taxes - Total	471.7	511.4	452.7	434.4
Income tax payable	16.7		25.9
Net Unfunded AFFA liability, net of tax	$ (979.2)		$ (851.6)